Short-Term Deposits and Restricted Cash (Schedule of Short-Term Deposits and Restricted Cash) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Short Term Investments And Deposits Abstract
Short-term restricted cash	$ 0	$ 532